Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-
public information. While we generally do not grant option awards and did not grant any option awards to our NEOs in
2024, our annual stock awards to our NEOs and other employees are currently made in March, after the release of the prior year’s results, and Annual Awards to our non-employee directors are granted on the date of our annual meeting of stockholders. New hire stock awards to employees, including executive officers, are generally granted on the 18th of the month coincident with or immediately following their start date, and Initial Awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our board of directors. In addition, the number of shares subject to stock awards granted to our employees and non-employee directors is currently determined by dividing the award value by the average daily closing price of our common stock for the 30-calendar day period ending on the trading day immediately prior to the grant date (rounding down to the nearest whole share).

Award Timing Method	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-
public information. While we generally do not grant option awards and did not grant any option awards to our NEOs in
2024, our annual stock awards to our NEOs and other employees are currently made in March, after the release of the prior year’s results, and Annual Awards to our non-employee directors are granted on the date of our annual meeting of stockholders. New hire stock awards to employees, including executive officers, are generally granted on the 18th of the month coincident with or immediately following their start date, and Initial Awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our board of directors. In addition, the number of shares subject to stock awards granted to our employees and non-employee directors is currently determined by dividing the award value by the average daily closing price of our common stock for the 30-calendar day period ending on the trading day immediately prior to the grant date (rounding down to the nearest whole share).

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While we generally do not grant option awards and did not grant any option awards to our NEOs in
2024, our annual stock awards to our NEOs and other employees are currently made in March, after the release of the prior year’s results, and Annual Awards to our non-employee directors are granted on the date of our annual meeting of stockholders. New hire stock awards to employees, including executive officers, are generally granted on the 18th of the month coincident with or immediately following their start date, and Initial Awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our board of directors. In addition, the number of shares subject to stock awards granted to our employees and non-employee directors is currently determined by dividing the award value by the average daily closing price of our common stock for the 30-calendar day period ending on the trading day immediately prior to the grant date (rounding down to the nearest whole share).

MNPI Disclosure Timed for Compensation Value	false